Statutory and other information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of transactions between related parties [line items]
Share based compensation	€ 3.7	€ 2.4	€ 3.7
Total Directors' emoluments	11.3	6.6	11.3
Audit fees	0.6	0.6	0.7
Audit related fees	0.1	0.1
Tax advisory fees		0.1	0.2
Total fees	0.7	0.8	0.9
Depreciation, property, plant and equipment	664.8	496.5	683.5
Depreciation of property, plant and equipment held under leases		5.9	5.9
Lease charges, principally for aircraft		6.7	38.2
Parent company
Disclosure of transactions between related parties [line items]
Audit fees	1,000.0	1,000.0	1,000.0
Outside of Ireland
Disclosure of transactions between related parties [line items]
Audit fees	0.1	0.1	0.1
Tax advisory fees			0.1
Total fees	0.1	0.1	0.2
Director
Disclosure of transactions between related parties [line items]
Fees	0.6	0.5	0.6
Share based compensation	1.9	1.9	2.7
Other emoluments	1.0	0.3	0.9
Total Directors' emoluments	€ 3.5	€ 2.7	€ 4.2